GENERAL INFORMATION (Details) - Schedule of subsidiaries - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Lan Pax Group S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.969.680-0
Company	[1]	Lan Pax Group S.A. and Subsidiaries (*)
Assets		$ 392,232	$ 432,271	$ 404,944
Liabilities		1,727,968	1,648,715	1,487,248
Equity		(1,342,687)	(1,236,243)	(853,624)
Gain /(loss)		$ (120,717)	(7,289)	(290,980)
Latam Airlines Perú S.A.[Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Latam Airlines Perú S.A.
Assets		$ 335,773	484,388	661,721
Liabilities		281,178	417,067	510,672
Equity		54,595	67,321	8,691
Gain /(loss)		$ (12,726)	(109,392)	(175,485)
Lan Cargo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		93.383.000-4
Company		Lan Cargo S.A.
Assets		$ 394,378	721,484	749,789
Liabilities		212,094	537,180	462,666
Equity		182,284	184,304	172,186
Gain /(loss)		$ (1,230)	1,590	10,936
Connecta Corporation [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Connecta Corporation
Assets		$ 78,905	61,068	57,922
Liabilities		22,334	19,312	24,023
Equity		56,571	41,756	40,087
Gain /(loss)		$ 14,814	1,169	500
Prime Airport Services Inc. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company	[1]	Prime Airport Services Inc. and Subsidiary (*)
Assets		$ 25,118	24,654	25,050
Liabilities		24,325	25,680	23,102
Equity		813	(1,026)	(1,034)
Gain /(loss)		$ 1,838	190	(181)
Transporte Aéreo S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.951.280-7
Company		Transporte Aéreo S.A.
Assets		$ 283,166	471,094	546,216
Liabilities		177,109	327,955	142,423
Equity		106,057	143,139	216,912
Gain /(loss)		$ (36,190)	(56,135)	(39,032)
Fast Air Almacenes de Carga S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.631.520-2
Company		Fast Air Almacenes de Carga S.A.
Assets		$ 16,150	18,303	20,132
Liabilities		12,623	10,948	12,601
Equity		3,527	7,355	7,581
Gain /(loss)		$ 1,154	48	500
Laser Cargo S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Laser Cargo S.R.L.
Assets		$ (3)	(5)	(6)
Liabilities
Equity		(3)	(5)	(10)
Gain /(loss)
Lan Cargo Overseas Limited and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company	[1]	Lan Cargo Overseas Limited and Subsidiaries (*)
Assets		$ 35,991	36,617	218,435
Liabilities		15,334	14,669	14,355
Equity		20,656	21,940	203,829
Gain /(loss)		$ (1,287)	(806)	(92,623)
Lan Cargo Inversiones S.A. and Subsidiary [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.969.690-8
Company	[1]	Lan Cargo Inversiones S.A. and Subsidiary (*)
Assets		$ 220,144	202,402	250,027
Liabilities		148,489	113,930	86,691
Equity		11,661	23,563	130,823
Gain /(loss)		$ (11,901)	(54,961)	1,452
Inversiones Lan S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.575.810-0
Company	[1]	Inversiones Lan S.A. (*)
Assets		$ 1,281	1,284	1,394
Liabilities		56	45	65
Equity		1,225	1,239	1,329
Gain /(loss)		$ (14)	(90)	50
Technical Trainning LATAM S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		96.847.880-K
Company		Technical Trainning LATAM S.A.
Assets		$ 1,417	2,004	2,181
Liabilities		1,110	467	625
Equity		307	1,537	1,556
Gain /(loss)		$ 77	181	60
Latam Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Latam Finance Limited
Assets		$ 3,011	1,310,733	1,310,735
Liabilities		211,517	1,688,821	1,584,311
Equity		(208,506)	(378,088)	(273,576)
Gain /(loss)		$ 169,582	(104,512)	(105,100)
Peuco Finance Limited [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Peuco Finance Limited
Assets			1,307,721	1,307,721
Liabilities			1,307,721	1,307,721
Equity
Gain /(loss)
Profesional Airline Services INC. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Profesional Airline Services INC.
Assets		$ 56,895	61,659	17,345
Liabilities		53,786	58,808	14,772
Equity		3,109	2,851	2,573
Gain /(loss)		$ 258	278	1,014
Jarletul S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Jarletul S.A.
Assets		$ 16	24	34
Liabilities		1,109	1,116	1,076
Equity		(1,093)	(1,092)	(1,042)
Gain /(loss)		$ (2)	(50)	(332)
LatamTravel S.R.L. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		LatamTravel S.R.L.
Assets		$ 92	64	1,061
Liabilities		5	132	1,106
Equity		87	(68)	(45)
Gain /(loss)		$ 154	(23)	(33)
Latam Travel Chile II S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		76.262.894-5
Company		Latam Travel Chile II S.A.
Assets		$ 368	588	943
Liabilities		1,234	1,457	1,841
Equity		(866)	(869)	(898)
Gain /(loss)		$ 2	29	392
Latam Travel S.A. [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company		Latam Travel S.A.
Assets		$ 7,303	3,778	3,977
Liabilities		2,715	6,135	6,018
Equity		4,588	2,357	(2,041)
Gain /(loss)		$ (6,187)	(2,804)	(5,610)
TAM S.A. and Subsidiaries [Member]
GENERAL INFORMATION (Details) - Schedule of subsidiaries [Line Items]
Tax No.		Foreign
Company	[1]	TAM S.A. and Subsidiaries (*)
Assets		$ 3,497,848	2,608,859	3,110,055
Liabilities		4,231,547	3,257,148	3,004,935
Equity		(733,699)	(648,289)	105,120
Gain /(loss)		$ (69,932)	$ (756,633)	$ (1,025,814)

[1]	The Equity reported corresponds to Equity attributable to owners of the parent, it does not include Non-controlling participation.